Segment Reporting	9 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
Segment Reporting

16.    Segment Reporting

The Company operates in a single operating segment and has one reportable segment, which includes all activities related to the discovery, development, and manufacturing of its product candidates. The determination of a single segment is consistent with the consolidated financial information regularly provided to the Company’s chief operating decision maker (“CODM”). The CODM uses consolidated net income for purpose of assessing performance, making operating decisions and allocating resources. The measurement of segment assets is reported on the balance sheet as total consolidated assets.

The table below provides information about the Company’s segment:

	For the three months ended September 30,		For the nine months ended September 30,
	2025	2024	2025	2024
Segment revenues:	$7,368,220	$9,972,437	$39,948,742	$27,282,305
Operating expenses:
Cost of goods sold	(5,948,565)	(7,533,271)	(30,897,167)	(20,519,407)
Online platform fees	(985,570)	(669,709)	(2,966,356)	(1,996,917)
Professional services	(790,710)	(689,249)	(2,587,893)	(1,583,846)
Salaries and benefits	(354,393)	(222,203)	(1,130,050)	(609,941)
Freight expenses	(103,735)	60,020	(444,522)	(24,838)
Rent or lease expense	(61,266)	(228,601)	(270,124)	(549,354)
Depreciation and amortization expenses	(71,540)	(8,261)	(239,814)	(17,795)
Material consumption expenses	(66,413)	(65,848)	(224,356)	(100,325)
Exhibition expenses	(97,337)	(90,919)	(198,672)	(206,342)
Office expense	(61,675)	(46,222)	(133,609)	(88,828)
Expenses of taxation	(54,388)	(9,641)	(110,046)	(9,787)
Other operating expenses	(57,562)	(26,847)	(128,741)	(88,966)
Total operating expenses	(8,653,154)	(9,530,751)	(39,331,350)	(25,796,346)
(Loss)/Income from operations	(1,284,934)	441,686	617,392	1,485,959
Interest income/(expense), net	54	(14,036)	118,389	30,346
Other gain/(loss), net	987	(7,235)	(48,801)	(111,763)
Total other (loss)/income, net	(1,283,893)	420,415	686,980	1,404,542
Income tax credit/(expense)	463,970	(115,944)	(96,626)	(356,187)
Segment net (loss)/income	$(819,923)	$304,471	$590,354	$1,048,355